                        EAI Select Managers Equity Fund

                      Review of First Six Months of 1998
-------------------------------------------------------------------------------
Dear Fellow Shareholder:

We are very pleased to present the first half of 1998 report on EAI Select Managers Equity Fund. The first part of this review details the performance of the Fund and the factors that influenced it, while the second part summarizes the domestic equity market so far in 1998.

EAI SELECT MANAGERS EQUITY FUND

The EAI Select Managers Equity Fund returned 16.5% in the first six months of 1998. As was true in 1997, this return far outperformed the average Morningstar growth fund (+13.5%), the average equity mutual fund (+11.6%) and the DJIA (+14.1%). Taken individually, both the first and second quarter returns exceeded these benchmarks as well. The manager changes made in the third quarter of 1996 and the first quarter of 1997 continue to work very well for the Fund.

Sector weightings were extremely beneficial to the Fund as the three largest, consumer noncyclical (+23.6%), cyclical (+25.7%) and financial (+17.4%), were among the best performers.

Consumer noncyclicals were led by companies with the most consistent earnings growth, namely the pharmaceuticals. Examples included Warner-Lambert Co. (+68.2%), Becton Dickinson & Co. (+55.9%) and Schering-Plough (+48.3%), the Fund's largest issue.

Consumer cyclicals were led by media issues such as MediaOne Group Inc. (+52.2%) and Tele-Comm. TCI Group (+37.6%), while the Fund's best performer, Capital One Financial Corp. (+129.7%), led financial.

The Asian slowdown and pricing pressures hurt energy (-7.1%) and industrials (+6.3%). Drillers, aerospace and semiconductor equipment manufacturers were weakest.

Please keep in mind that this summary covers only a six-month period. We encourage all of our shareholders to continue to maintain a longer-term view.

THE STOCK MARKET REVIEW

In the first half of 1998, the S&P 500 rose 17.7%. The index has risen for 14 quarters in a row. Small stocks (Russell 2000: +5.0%) lagged significantly. In fact, in the second quarter, the spread (i.e., large over small) of 790 basis points was the widest since June 1992. If the domestic economy slows, smaller companies, which rely on domestic sales, may experience earnings deceleration.

Early year sell-offs in Asia caused a rather large ripple effect in the U.S. By January 9th, the market had fallen 4.3%. Benign inflation news and some early indications that Japan and Korea were serious about turning around their economies reversed the U.S. market literally overnight. Over the next six trading days, a 5.5% rally more than offset the decline.

Warnings by some bellwethers such as IBM and Microsoft that earnings in 1998 may be clouded by a slowdown in overseas sales, confirmed investors fears, and stocks reversed course (-2.2%) once again.

From that low point on January 26 until April 22, the market surged 18.6% virtually in a straight line, setting 32 new highs along the way; the largest correction was limited to 1.9%. The catalysts for this latest rally included strong money flows into stocks, increased merger activity across sectors, limited earnings warnings and continued low interest rates.

In all, nine mega-mergers (totaling $395 billion) were announced during the quarter, the largest of which was the $85 billion Travelers Group/Citicorp combination. These transactions had less impact later in the quarter since most were done with virtually no stock price premium.

Deepening economic problems in Asia began to erode investor enthusiasm for stocks. From their highs reached in late April, the S&P 500 and the Russell 2000 had fallen 4.5% and 11.6%, respectively, by mid-June.

                        EAI Select Managers Equity Fund
-------------------------------------------------------------------------------

A concerted effort by the U.S. and Japan to prop up the yen helped sentiment late in the quarter. A rally ensued, led by a surge in the largest, most liquid stocks, which helped propel the S&P 500 to all-time highs; the broader market rebound was not as robust.

For the six months, market leadership was dominated by technology (+31.5%) and consumer cyclical (+29.8%). Record levels of consumer confidence kept demand strong in these sectors.

Weak commodity prices and the Asian slowdown took their toll on energy (+5.4%) and basic industry (+7.2%). Earnings visibility in these sectors remains clouded.

The attached report provides you with a listing of the investment portfolio, performance results, and the financial statements as of June 30, 1998. As always, should you have any questions, please feel free to contact us.

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,

/s/ Phillip Maisano

Phillip Maisano
President

July 1998

                       PERFORMANCE RECORD AS OF 6/30/98
-------------------------------------------------------------------------------

 Average Annual Total Returns

---------------------------------
  1 Year                    29.4%
  Since Inception (1/2/96)  24.1%

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1998
                                  (Unaudited)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 AEROSPACE: 2.7%
  4,520              Boeing Co...................                             $   201,423
  7,600              General Dynamics
                      Corporation................                                 353,400
  3,900              General Motors Corp. "H"....                                 260,569
  1,600              Lockheed Martin Corp. ......                                 169,400
  3,900              Textron Inc.................                                 279,581
  3,800              United Technologies Corp....                                 351,500
                                                                              -----------
                                                                                1,615,873
                                                                              -----------
 AIRLINES: 0.8%
  1,800              AMR Corp. (DE)..............                                 149,850
  2,600              Delta Air Lines Inc.........                                 336,050
                                                                              -----------
                                                                                  485,900
                                                                              -----------
 AUTOS: 0.4%
  3,800              Ford Motor Company..........                                 224,200
                                                                              -----------
 BANKS: 7.9%
  7,000              BankAmerica Corp............                                 605,063
 10,600              Bank of Boston Corp. .......                                 589,625
  5,000              Bank of New York Co. Inc....                                 303,438
    600              Bankers Trust Co............                                  69,638
  7,376              Chase Manhattan Corp. ......                                 556,888
  2,500              CitiCorp....................                                 373,125
  4,100              First Chicago NBD Corp......                                 363,363
  2,100              Fleet Financial.............                                 175,350
 12,150              MBNA Corp. .................                                 400,950
  2,868              NationsBank Corp............                                 219,402
  6,300              State Street Corp...........                                 437,850
  5,700              Washington Mutual, Inc......                                 247,594
  1,000              Wells Fargo & Company.......                                 369,000
                                                                              -----------
                                                                                4,711,286
                                                                              -----------
 BEVERAGES: 2.6%
  2,600              Anheuser-Busch Companies,
                      Inc........................                                 122,688
  5,500              Coca-Cola Company...........                                 470,250
 19,100              Pepsico Inc.................                                 786,681
  4,200              Seagrams Co. LTD. ..........                                 171,938
                                                                              -----------
                                                                                1,551,557
                                                                              -----------
 BUILDING/HEAVY CONSTRUCTION: 0.5%
  2,300              Foster Wheeler Corp.........                                  49,306
  7,612              Halter Marine Group Inc.....                                 114,656
  4,500              Lennar Corp.................                                 132,750
                                                                              -----------
                                                                                  296,712
                                                                              -----------

 NO. OF
 COMMON
 SHARES                       SECURITIES                                  VALUE (NOTE 1)
----------------------------------------------------------------------------------------

 CHEMICALS: 0.9%
     5,800           Du Pont (E.I.) De Nemours...                          $   432,825
       700           Eastman Chemicals...........                               43,575
       900           FMC Corp....................                               61,369
                                                                           -----------
                                                                               537,769
                                                                           -----------
 COMPUTER SERVICES/OFFICE EQUIPMENT: 7.2%
     4,100           CBT Group Plc. (ADR)
                      (Ireland)..................                              219,350
     7,800           Compaq Computers Corp.......                              221,325
     5,000           Compuware Corp. ............                              255,625
     4,140           Electronic Data Systems
                      Corp.......................                              165,600
     6,000           EMC Corp....................                              268,875
     7,000           First Data Corp.............                              233,188
     3,000           Fiserv, Inc. ...............                              127,406
     5,100           Hewlett-Packard Co..........                              305,363
     5,800           International Business
                      Machines Corp..............                              665,913
     5,000           Keane, Inc. ................                              280,000
     4,000           Microsoft Corp..............                              433,500
    20,000           Novell Inc. ................                              255,000
     8,000           Oracle Corp. ...............                              196,500
     5,000           Sanmina Corp................                              216,875
     3,000           Saville Systems Ireland
                      Plc. (ADR) (Ireland).......                              150,375
     1,800           Xerox Corp..................                              182,925
     4,000           Xilinx, Inc.................                              136,000
                                                                           -----------
                                                                             4,313,820
                                                                           -----------
 CONSUMER PRODUCTS: 0.3%
     5,000           Rubbermaid, Inc.............                              165,938
                                                                           -----------
 DRUGS: 9.0%
    10,000           Abbott Laboratories.........                              408,750
     2,000           Allegiance Corp.............                              102,500
     5,600           American Home Products
                      Corp.......................                              289,800
     2,000           Amgen Inc...................                              130,750
     7,200           Bristol-Myers Squibb Co.....                              827,550
     6,000           Johnson & Johnson...........                              442,500
     3,500           Merck & Co..................                              468,125
     7,100           Pfizer Inc..................                              771,681
     4,500           Pharmacia & Upjohn Inc. ....                              207,563
    14,600           Schering-Plough Corp. ......                            1,337,725
     5,100           Warner-Lambert Co. .........                              353,813
                                                                           -----------
                                                                             5,340,757
                                                                           -----------
 ELECTRIC UTILITIES: 1.5%
     7,100           AES Corp....................                              373,194
     2,200           Consolidated Edison Inc.....                              101,338
     2,400           Edison International........                               70,950


                       See Notes to Financial Statements.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1998
                             (Unaudited/Continued)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 ELECTRIC UTILITIES (CONTINUED)
  1,200              FPL Group, Inc. ............                             $    75,600
  4,200              PacificCorp.................                                  95,025
  5,446              PG&E Corporation............                                 171,889
                                                                              -----------
                                                                                  887,996
                                                                              -----------
 ELECTRICAL EQUIPMENT: 0.6%
  6,300              Cooper Industries Inc.......                                 346,106
                                                                              -----------
 ELECTRONICS: 2.3%
  3,000              Applied Materials Inc.......                                  88,500
  2,000              Honeywell Inc...............                                 167,125
  4,000              Intel Corp..................                                 296,500
  4,000              Qlogic Corp. ...............                                 142,750
  5,876              Raytheon Company............                                 338,605
 10,000              Semtech Corp................                                 176,875
 10,000              Smart Modular Technologies
                      Inc. ......................                                 146,250
                                                                              -----------
                                                                                1,356,605
                                                                              -----------
 ENERGY--OIL & GAS: 1.8%
  3,000              Anadarko Petroleum Corp. ...                                 201,563
    463              Ashland Inc.................                                  23,902
  1,200              Coastal Corp................                                  83,775
  1,000              Noble Drilling..............                                  24,063
  6,700              Schlumberger Ltd............                                 457,694
  3,000              Tuboscope Inc...............                                  59,250
  6,000              Williams Co. Inc............                                 202,500
                                                                              -----------
                                                                                1,052,747
                                                                              -----------
 FABRICATING COMPONENTS: 0.4%
  6,300              Libbey Inc..................                                 241,369
                                                                              -----------
 FINANCIAL SERVICES: 6.2%
  1,800              Ahmanson (H.F.) & Company...                                 127,800
  7,000              American Express Company....                                 798,000
    943              Associates First Capital
                      Corp. Class A..............                                  72,493
  2,000              Capital One Financial
                      Corp. .....................                                 248,375
  7,000              Charles Schwab Co...........                                 227,500
  6,500              Concord EFS, Inc. ..........                                 169,813
 11,300              Federal Home Loan Mortgage
                      Corp.......................                                 531,806
 10,400              Federal National Mortgage
                      Assoc. ....................                                 631,800
  7,700              Household International,
                      Inc........................                                 383,075
  5,700              Morgan Stanley, Dean
                      Witter, Discover and Co....                                 520,838
                                                                              -----------
                                                                                3,711,500
                                                                              -----------
 FOOTWEAR: 0.5%
  6,000              Nike Inc....................                                 292,125
                                                                              -----------

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 HOSPITAL SUPPLY: 2.1%
  1,900              Baxter International, Inc...                             $   102,244
 10,400              Becton Dickinson & Company..                                 807,300
  7,900              U.S. Surgical Corp..........                                 360,438
                                                                              -----------
                                                                                1,269,982
                                                                              -----------


 HOTELS AND RESTAURANTS: 1.6%
  7,400              Host Marriott Corp..........                                 131,813
 20,200              Marriott International
                      Inc........................                                 653,975
  3,818              Promus Hotel Corp...........                                 146,993
                                                                              -----------
                                                                                  932,781
                                                                              -----------
 INSURANCE: 5.0%
  2,000              Aetna Inc...................                                 152,250
  4,600              Allstate Corp...............                                 421,188
  5,100              AMBAC Inc...................                                 298,350
  5,400              CIGNA Corp..................                                 372,600
  3,200              Hartford Finl. Svcs. Group
                      Inc........................                                 366,000
  7,200              Nationwide Finl. Svcs.
                      Group Inc. ................                                 367,200
  1,000              Progressive Corp. ..........                                 141,000
  3,800              TransAmerica Corp...........                                 437,475
  7,481              Travelers Group Inc.........                                 453,536
                                                                              -----------
                                                                                3,009,599
                                                                              -----------
 LEISURE: 0.8%
  5,400              Carnival Corp. "A"..........                                 213,975
  5,400              Galileo International Inc...                                 243,338
                                                                              -----------
                                                                                  457,313
                                                                              -----------
 MACHINERY--AUTO/CONSTRUCTION: 0.5%
    700              Caterpillar Inc. ...........                                  37,013
  7,000              McDermott Int'l Inc.........                                 241,063
                                                                              -----------
                                                                                  278,076
                                                                              -----------
 MEDIA: 13.4%
  5,450              American Tower Corp. "A"....                                 135,909
 10,800              Belo (A.H.) Corp. Series A..                                 263,250
  7,500              Central Newspapers, Inc.
                      "A"........................                                 523,125
  8,400              Comcast Corp. "A"...........                                 340,988
  4,300              Cox Communication Inc. Cl.
                      A..........................                                 208,281
  4,000              Gannett Company Inc. .......                                 284,250
 14,450              Jacor Communications Inc....                                 852,550
 18,500              MediaOne Group Inc..........                                 812,844
  9,900              New York Times-Class "A"....                                 784,575
 22,524              Tele-Communications TCI
                      Group "A"..................                                 865,766
 32,025              Tele-Comm. Liberty Media
                      Group......................                               1,242,970

                       See Notes to Financial Statements.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1998
                             (Unaudited/Continued)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 MEDIA (CONTINUED)
  9,300              Time Warner Inc.............                             $   794,569
  7,300              Tribune Company.............                                 502,331
 10,900              Valassis Communications,
                      Inc........................                                 420,367
                                                                              -----------
                                                                                8,031,775
                                                                              -----------
 MEDICAL SERVICES: 2.3%
 11,000              Beverly Enterprises Inc.....                                 151,938
 17,500              Columbia/HCA Healthcare
                      Corp.......................                                 509,688
  8,500              Health Management
                      Associates, Inc............                                 284,219
  3,000              Integrated Health Services,
                      Inc. ......................                                 112,500
  8,006              Pharmerica Inc..............                                  96,572
  3,000              United HealthCare Corp......                                 190,500
                                                                              -----------
                                                                                1,345,417
                                                                              -----------
 METALS: 0.1%
  1,300              Reynolds Metals Co..........                                  72,719
                                                                              -----------
 MULTI-INDUSTRY: 1.4%
  9,200              Allied-Signal Inc...........                                 408,250
  1,500              General Electric Co.........                                 136,500
  3,500              Minnesota Mining and
                      Manufacturing Co...........                                 287,656
                                                                              -----------
                                                                                  832,406
                                                                              -----------
 OIL INTERNATIONAL: 2.0%
  2,200              Amerada Hess Corp. .........                                 108,625
  1,100              Atlantic Richfield Company..                                  85,938
  4,400              Baker Hughes Inc............                                 152,075
  2,900              Exxon Corp..................                                 206,806
  1,100              Mobil Corp..................                                  84,288
  9,000              Pride International Inc.....                                 152,438
  7,300              Stone Energy Corp...........                                 259,606
  2,000              Texaco Inc. ................                                 119,375
                                                                              -----------
                                                                                1,169,151
                                                                              -----------
 PACKAGED FOOD: 3.9%
  5,000              Campbell Soup Company.......                                 265,625
  3,900              ConAgra, Inc. ..............                                 123,581
  6,000              Hershey Foods Corp..........                                 414,000
  5,000              Quaker Oats Company.........                                 274,688
  3,800              Ralston-Ralston Purina
                      Group......................                                 443,887
  8,400              Wrigley (Wm.) Jr. Company...                                 823,200
                                                                              -----------
                                                                                2,344,981
                                                                              -----------

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 PAPER: 0.7%
  1,900              International Paper
                      Company....................                             $    81,700
  7,300              Kimberly-Clark Corp.........                                 334,888
                                                                              -----------
                                                                                  416,588
                                                                              -----------
 PERSONAL SERVICES: 2.0%
  5,600              H&R Block Inc...............                                 235,900
  4,000              Robert Half International,
                      Inc........................                                 223,500
 12,700              Service Corp................                                 544,513
  5,000              Sunrise Assisted Living,
                      Inc........................                                 171,875
                                                                              -----------
                                                                                1,175,788
                                                                              -----------
 PHOTO EQUIPMENT/SUPPLIES: 0.7%
  5,697              Eastman Kodak Company.......                                 416,237
                                                                              -----------
 REAL ESTATE: 0.6%
  3,700              Manufactured Home
                      Communities, Inc...........                                  89,263
  5,900              Starwood Hotel & Resorts....                                 285,044
                                                                              -----------
                                                                                  374,307
                                                                              -----------
 RESTAURANTS: 1.1%
  8,000              McDonald's Corp. ...........                                 552,000
  4,000              Tricon Global Restaurants,
                      Inc. ......................                                 126,750
                                                                              -----------
                                                                                  678,750
                                                                              -----------
 RETAIL--GENERAL MERCHANDISE: 2.0%
  4,500              Costco Companies............                                 283,781
  2,400              Federated Dept. Stores,
                      Inc........................                                 129,150
  2,200              Penney J.C. Co..............                                 159,088
  4,800              Sears Roebuck & Company.....                                 293,100
  5,000              Wal-Mart Stores Inc.........                                 303,750
                                                                              -----------
                                                                                1,168,869
                                                                              -----------
 RETAIL--SPECIALTY: 2.7%
  4,650              Borders Group Inc. .........                                 172,050
  4,500              Consolidated Stores Corp....                                 163,125
  6,000              Dollar Tree Stores, Inc.....                                 243,750
  8,000              Staples, Inc................                                 231,500
  9,000              Walgreen Co.................                                 371,813
  2,300              Whirlpool Corp..............                                 158,125
  5,200              Tandy Corp..................                                 275,925
                                                                              -----------
                                                                                1,616,288
                                                                              -----------

                       See Notes to Financial Statements.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1998
                             (Unaudited/Continued)


 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 SOAP AND COSMETICS: 1.9%
 4,300               Avon Products Inc.                                       $   333,250
 4,500               Clorox Co.                                                   429,188
 6,000               Gillette Co.                                                 340,125
                                                                              -----------
                                                                                1,102,563
                                                                              -----------
 TELEPHONE/COMMUNICATIONS: 4.9%
 3,000               Advanced Fibre Comm. Inc.                                    120,188
 6,900               Airtouch Communications
                      Inc.                                                        403,219
 3,700               AT&T Corp.                                                   211,363
 4,586               Bell Atlantic Corp.                                          209,236
 2,402               GTE Corp.                                                    133,611
 3,200               Intermedia Communications
                      Inc.                                                        134,200
 4,300               Loral Space &
                      Communications Ltd.                                         121,475
 6,800               MCI Communications Corp.                                     395,250
 1,500               Nokia Corp. "A" (ADR)                                        108,844
 3,200               SBC Communications Inc.                                      128,000
 7,800               Sprint Corp.                                                 549,900
 4,400               Telephone and Data Systems,
                      Inc.                                                        173,250
 4,600               WorldCom Inc.                                                222,813
                                                                              -----------
                                                                                2,911,349
                                                                              -----------
 TOYS: 0.4%
 6,000               Hasbro Inc.                                                  235,875
                                                                              -----------
 TRANSPORTATION: 0.2%
 3,000               MotivePower Indus. Inc.                                       73,500
 2,200               Ryder Systems Inc.                                            69,420
                                                                              -----------
                                                                                  142,920
                                                                              -----------
 TOTAL COMMON STOCKS: 95.9%
 (cost: $41,884,050)                                                           57,115,994
                                                                              -----------

                                                         ANNUALIZED
                                                          YIELD AT
                                                DATE OF   TIME OF      VALUE
SHORT-TERM OBLIGATIONS                          MATURITY  PURCHASE   (NOTE 1)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (NOTE 4): PURCHASED ON
6/30/98; MATURITY VALUE--$2,182,000 (WITH
BOSTON SAFE DEPOSIT AND TRUST CO.,
COLLATERALIZED BY $2,295,00 U.S. TREASURY BILL
DUE 9/10/98 WITH A YIELD OF 5.02% VALUED AT
$2,272,821)                                     7/01/98    4.90%    $ 2,182,000
                                                                    -----------
TOTAL SHORT-TERM OBLIGATIONS: 3.7% (cost:
$2,182,000)                                                           2,182,000
                                                                    -----------
TOTAL INVESTMENTS: 99.6%
(cost: $44,066,050)                                                  59,297,994
OTHER ASSETS LESS LIABILITIES: 0.4%                                     267,909
                                                                    -----------
NET ASSETS: 100%                                                    $59,565,903
                                                                    ===========

-------

Glossary:
ADR--American Depositary Receipt

                       See Notes to Financial Statements.

              EAI Select Managers Equity Fund Financial Statements
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
Investments at value (cost $44,066,050) (Note 1)                  $59,297,994
Cash                                                                      970
Receivables:
 Securities sold                                                      296,544
 Dividends and interest                                                51,250
 Deferred organization costs (Note 1)                                 106,631
                                                                  -----------
  Total assets                                                     59,753,389
                                                                  -----------
LIABILITIES:
Payables:
 Management fee                                                        69,943
 Accounts payable                                                     117,543
                                                                  -----------
  Total liabilities                                                   187,486
                                                                  -----------
NET ASSETS                                                        $59,565,903
                                                                  ===========
Net asset value, maximum offering price and redemption price per share ($59,565,903/5,418,655 shares of beneficial interest
 outstanding with an unlimited number of no par value shares
 authorized)                                                           $10.99
                                                                  ===========
Composition of net assets:
 Aggregate paid in capital                                         40,055,468
 Net unrealized appreciation of investments                        15,231,944
 Undistributed net investment income                                   23,048
 Undistributed net realized gain                                    4,255,443
                                                                  -----------
                                                                  $59,565,903
                                                                  ===========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (unaudited)

INCOME:
Dividends                                                          $   280,182
Interest                                                                59,248
                                                                   -----------
  Total income                                                         339,430
EXPENSES:
Management (Note 2)                                     $ 253,106
Administrative (Note 2)                                    55,023
Professional                                               36,522
Custodian                                                  32,697
Amortization of deferred organization costs (Note 1)       19,018
Transfer agent                                             13,000
Shareholder reports                                         9,000
Trustees                                                    7,500
Registration                                                3,250
Other                                                      21,750
                                                        ---------
                                                          450,866
Fees waived by the Manager (Note 2)                      (134,484)
                                                        ---------
  Total expenses                                                       316,382
                                                                   -----------
  Net investment income                                                 23,048
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS: (NOTE
 3)
Net realized gain from investments                                   4,441,636
Net change in unrealized appreciation of Investments                 3,864,480
                                                                   -----------
Net gain on investments                                              8,306,116
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 8,329,164
                                                                   ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE
                                             SIX MONTHS ENDED      FOR THE
                                              JUNE 30, 1998      YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 1997
                                             ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                         $    23,048      $    281,662
 Net realized gain from investments              4,441,636        16,811,492
 Net change in unrealized appreciation of
  investments                                    3,864,480         4,160,496
                                               -----------      ------------
 Net increase in net assets resulting from
  operations                                     8,329,164        21,253,650
                                               -----------      ------------
Dividends to shareholders from:
 Net investment income                                 --           (303,171)
 Net realized gain from investments (Note 1)           --        (16,788,108)
                                               -----------      ------------
                                                       --        (17,091,279)
                                               -----------      ------------
Capital share transactions*:
 Net proceeds from sales of Shares               3,238,772         7,740,702
 Reinvestment of dividends                             --         16,614,680
                                               -----------      ------------
                                                 3,238,772        24,355,382
 Cost of shares redeemed                        (4,346,498)      (64,780,647)
                                               -----------      ------------
 Decrease in net assets resulting from
  capital share transactions                    (1,107,726)      (40,425,265)
                                               -----------      ------------
 Total increase (decrease) in net assets         7,221,438       (36,262,893)
NET ASSETS:
 Beginning of period                            52,344,465        88,607,358
                                               -----------      ------------
 End of period (including undistributed net
  investment income of $23,048 and $0)         $59,565,903      $ 52,344,465
                                               ===========      ============
*SHARES OF BENEFICIAL INTEREST ISSUED AND
 REDEEMED:
 Shares sold                                       312,203           642,486
 Reinvestment of dividends                             --          1,761,896
                                               -----------      ------------
                                                   312,203         2,404,382
 Shares redeemed                                  (445,237)       (5,043,314)
                                               -----------      ------------
 Net decrease                                     (133,034)       (2,638,932)
                                               ===========      ============

                       See Notes to Financial Statements.

                        EAI Select Managers Equity Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                              FOR THE SIX        FOR THE        FOR THE PERIOD
                             MONTHS ENDED,        YEAR        JANUARY 2, 1996(A)
                             JUNE 30, 1998        ENDED               TO
                              (UNAUDITED)   DECEMBER 31, 1997  DECEMBER 31,1996
                             -------------  ----------------- ------------------
Net Asset Value, Beginning
 of Period.................      $ 9.43           $10.82            $10.00
                                 ------           ------            ------
Income From Investment Op-
 erations:
 Net Investment Income.....         --              0.08              0.08
 Net Gain on Investments
  (both realized and
  unrealized)..............        1.56             3.04              1.35
                                 ------           ------            ------

Total From Investment Oper-
 ations....................        1.56             3.12              1.43
                                 ------           ------            ------
Less Distributions from:
 Net Investment Income.....         --             (0.08)            (0.08)
 Net Realized Gain on In-
  vestments................         --             (4.43)            (0.53)
                                 ------           ------            ------

Total Distributions........         --             (4.51)            (0.61)
                                 ------            -----            ------
Net Asset Value, End of Pe-
 riod......................      $10.99           $ 9.43            $10.82
                                 ======           ======            ======
Total Investment Return(b).       16.54%           28.84%            14.30%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period
 (000).....................     $59,566          $52,344           $88,607
Ratio of Gross Expenses to
 Average Net Assets........        1.64%(d)         1.55%             1.50%(d)
Ratio of Net Expenses to
 Average Net Assets........        1.15%(d)         1.15%             1.15%(d)
Ratio of Net Investment In-
 come to Average Net
 Assets(c).................        0.08%(d)         0.37%             0.73%(d)
Portfolio Turnover Rate....          30%              78%              174%

-------
(a) Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the payable date and a redemption on the last day of the period. Total return for the periods less then one year are not annualized.
(c) Ratios would have been (0.41%), (0.03%) and 0.38%, respectively, had the Manager not waived expenses.
(d) Annualized.
                      See Notes to Financial Statements.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management's estimates and the actual results could differ.

A. SECURITY VALUATION--Securities traded on national exchanges and traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at cost, which, with accrued interest, approximates value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain

                        EAI Select Managers Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED) distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

D. OTHER--Interest income is accrued as earned. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identified cost method.

E. ORGANIZATION COSTS--Deferred organization costs of $209,315 will be amortized over a period not to exceed five years from the commencement of operations. In the event that, at any time during the five year period beginning with the date of commencement of operations, the initial shares acquired by the Manager prior to such date are redeemed by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the pro rata share (based on the proportionate share of the initial shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organization costs as of the date of such redemption. In the event that the Fund liquidates before the deferred organization costs are fully amortized, the Manager shall bear such unamortized deferred organization costs.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $253,106 for the six months ended June 30, 1998 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 1998, the Manager agreed to waive management fees in the amount of $134,484 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets. Such limitation will be in effect until December 31, 1998.

Certain of the officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund hold 1,727,441 shares (31.9%) and 1,407,077 shares (26.0%), respectively, of the outstanding shares of the Fund. Additionally 990,318 shares are owned by three other shareholders, each of whom own more than 5% but less than 8% of the outstanding shares of the Fund.

The Manager pays from its management fees each Subadviser a fee at the annual rate of .375 of 1% of the average monthly assets of the Fund managed by that Subadviser. At June 30, 1998, the Subadvisers are Liberty Investment Management, Bennett Lawrence Management LLC, Iridian Asset Management LLC, Inc., Equinox Capital Management, Inc., Mastrapasgua & Associates, Inc. and Siphron Capital Management.

At a meeting of the Board of Trustees of the Fund, held on May 21, 1998 the Trustees agreed to terminate Bennett Lawrence Management LLC as one of the Fund's Subadvisers, effective on the close of business on June 30, 1998. The Manager intends to reallocate the Fund's assets under Bennett Lawarence's management to one or more of the other Subadvisers.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation ("Van Eck"), the Fund paid Van Eck $55,023 for the six months ended June 30, 1998. The annual fee is graduated, beginning at .20 of 1% of monthly average net assets of less than $100 million to .12 of 1% of monthly average net assets in excess of $260 million.

The Fund accrued $21,422 in legal fees payable to Day, Berry and Howard, counsel to the Fund, for the six months ended June 30, 1998 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's Shares. EAI Securities Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than short-term obligations, aggregated $16,290,406 and $18,581,198, respectively, for the six months ended June 30, 1998. For federal income tax purposes the cost of investments owned at June 30, 1998 was $41,844,050.

As of June 30, 1998, net unrealized appreciation for federal income tax purposes aggregated $15,231,944 of which $16,022,489 related to appreciated securities and $790,545 related to depreciated securities.

NOTE 4--COLLATERAL--Collateral for repurchase agreements is held by the Fund's custodian, the value of which must be at least 102% of the underlying debt obligation. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuation on the collateral.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

LEGAL COUNSEL
Day, Berry & Howard
CityPlace
Hartford, CT 06103

TRANSFER AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105-1802

CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

--------------------------------------------------------------------------------

This report must be accompanied or preceded by an effective prospectus which includes more complete information such as charges and expenses. For a prospectus and additional information about EAI Select Managers Equity Fund, please call the number listed below.

[LOGO] EAI
       SELECT

EAI Select Managers Equity Fund
EAI Securities Inc. - DISTRIBUTOR
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
(203) 855-2200

--------------------------------------------------------------------------------


                                  .   .   .

                               -----------------


                               -----------------
                                  EAI SELECT
                               -----------------
                                   MANAGERS
                               -----------------
                                  EQUITY FUND
                               -----------------
                                  SEMI-ANNUAL
                               -----------------
                                    REPORT
                               -----------------
                                 June 30, 1998

                               -----------------


                                 [LOGO] EAI
                                        SELECT